Operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Operating expenses
Operating expenses
	2018	2017	2016
	£m	£m	£m
Infrastructure costs
Property and equipment	-	1,363	1,180
Depreciation of property, plant and equipment	-	446	492
Operating lease rentals	-	342	561
Amortisation of intangible assets	-	715	670
Impairment of property, equipment and intangible assets	-	80	95
Gain on property disposals	-	3	-
Total infrastructure costs	-	2,949	2,998
Administration and general costs
Consultancy, legal and professional fees[a]	-	1,064	909
Subscriptions, publications, stationery and communications	-	630	644
Marketing, advertising and sponsorship	-	433	435
Travel and accommodation	-	150	136
UK bank levy	-	365	410
Other administration and general expenses[a]	-	98	20
Total administration and general costs	-	2,740	2,554
Staff costs	-	8,560	9,423
Litigation and conduct[a]	-	1,207	1,363
Operating expenses	-	15,456	16,338

Note

a The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.